Submission	Mar. 13, 2025
Submission [Line Items]
Central Index Key	0001002047
Registrant Name	NetApp, Inc.
Registration File Number	333-277522
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES